Pzena Mid Cap Value Fund
Schedule of Investments
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.0%	Shares	Value
Basic Materials - 4.3%
FMC Corp.	39,811	$568,899
Huntsman Corp.	140,637	1,465,437
Olin Corp.	93,467	1,972,154
		4,006,490

Consumer Discretionary - 21.7%
Adient PLC (a)	125,523	2,442,678
Advance Auto Parts, Inc.	86,185	4,471,278
Delta Air Lines, Inc.	15,752	1,009,703
Dollar General Corp.	30,456	3,334,627
Lear Corp.	8,583	921,471
LKQ Corp.	65,113	1,933,205
Magna International, Inc.	63,674	3,109,838
Newell Brands, Inc.	338,861	1,236,843
PVH Corp.	23,945	2,029,578
		20,489,221

Consumer Staples - 2.8%
Tyson Foods, Inc. - Class A	46,004	2,670,532

Energy - 2.0%
NOV, Inc.	124,619	1,914,148

Financials - 18.8%
CNO Financial Group, Inc.	44,834	1,835,056
Corebridge Financial, Inc.	78,067	2,343,571
Equitable Holdings, Inc.	37,448	1,748,447
Fifth Third Bancorp	56,821	2,469,441
Globe Life, Inc.	17,112	2,305,500
KeyCorp	53,346	980,499
MetLife, Inc.	30,308	2,320,381
Voya Financial, Inc.	32,644	2,294,873
Webster Financial Corp.	23,672	1,410,851
		17,708,619

Health Care - 21.0%
Baxter International, Inc.	235,147	4,406,655
Fresenius Medical Care AG & Co. KGaA - ADR	129,999	3,109,576
Henry Schein, Inc. (a)	34,269	2,555,440
Humana, Inc.	18,665	4,587,297
Solventum Corp. (a)	26,739	2,279,767
Universal Health Services, Inc. - Class B	11,521	2,806,861
		19,745,596

Industrials - 18.7%
Capital One Financial Corp.	12,936	2,833,889
Dow, Inc.	95,139	2,269,065
Global Payments, Inc.	35,327	2,676,374
Knight-Swift Transportation Holdings, Inc.	43,894	2,010,345
Oshkosh Corp.	23,775	3,047,479
Robert Half, Inc.	84,723	2,290,910
Sensata Technologies Holding PLC	77,253	2,477,504
		17,605,566

Technology - 9.7%
Avnet, Inc.	56,410	2,680,039
Cognizant Technology Solutions Corp. - Class A	30,426	2,364,405
Concentrix Corp.	46,164	1,671,598
Skyworks Solutions, Inc.	37,335	2,462,243
		9,178,285
TOTAL COMMON STOCKS (Cost $91,765,792)		93,318,457

SHORT-TERM INVESTMENTS - 0.0% (b)
Money Market Funds – 0.0% (b) First American Government Obligations Fund - Class X, 4.26% (c)	27,158	27,158
TOTAL SHORT-TERM INVESTMENTS (Cost $27,158)		27,158

TOTAL INVESTMENTS - 99.0% (Cost $91,792,950)		93,345,615
Other Assets in Excess of Liabilities - 1.0%		932,752
TOTAL NET ASSETS - 100.0%		$94,278,367

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

Pzena Mid Cap Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total

Common Stocks	$93,318,457	$–	$–	$93,318,457
Short-Term Investments	27,158	–	–	27,158
Total Investments	$93,345,615	$–	$–	$93,345,615